Commitments and Contingencies	6 Months Ended
Jun. 30, 2025
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

12. Commitments and Contingencies

As of June 30, 2025, the Company had nineteen vessels under construction, comprising eleven DP2 shuttle tankers, one suezmax tanker, two MR tankers and five LR1 tankers.

The total contracted amount remaining to be paid for the nineteen vessels under construction plus the extra costs agreed as of June 30, 2025, was $1,812,924. The amount of $225,882 is due to be paid within the second half of 2025, the amount of $385,775 in 2026, the amount of $487,334 in 2027 and the amount of $713,933 in 2028.

In the ordinary course of the shipping business, various claims and losses may arise from disputes with charterers, agents and other suppliers relating to the operations of the Company’s vessels. Management believes that all such matters are either adequately covered by insurance or are not expected to have a material adverse effect on the Company’s results from operations or financial condition.

Charters-out

The future minimum revenues of vessels in operation at June 30, 2025, before reduction for brokerage commissions and assuming no off-hire days, expected to be recognized on non-cancelable time charters are as follows:

Period/ Year	Amount
July 1 to December 31, 2025	$240,922
2026	366,052
2027	255,371
2028	155,796
2029	61,794
2030 to 2038	291,282
Minimum charter revenues	$1,371,217